Performance Management - Innovator Deepwater Frontier Tech ETF	Oct. 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of a broad-based market index, specifically the S&P 500® Index. Additionally, the Fund has also included two additional indices for these purposes: the Dow Jones Global Index and the Nasdaq-100® Index. Further, on or about December 1, 2025 the Fund ceased tracking the Deepwater Frontier Tech Index and began pursuing an active investment strategy. Therefore, the Fund’s performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on its current strategy, would have generated. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of a broad-based market index, specifically the S&P 500® Index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s year-to-date performance as of September 30, 2025 is 38.00%.

The Fund’s highest quarterly return was 43.85% (quarter ended December 31, 2020) and the Fund’s lowest quarterly return was (35.02)% (quarter ended June 30, 2022).

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	38.00%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	43.85%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(35.02%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance [Table]
Average Annual Total Return as of December 31, 2024
Innovator Deepwater Frontier Tech ETF	1 Year	5 Years	Since Inception (7/24/18)
Return Before Taxes	21.83%	14.78%	12.48%
Return After Taxes on Distributions	21.83%	14.78%	12.48%
Return After Taxes on Distributions and Sale of Fund Shares	12.92%	11.92%	10.15%
Deepwater Frontier Tech Index(1) (reflects no deduction for fees, expenses or taxes)	22.87%	15.65%	13.23%
Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)	16.87%	9.87%	9.45%
NASDAQ-100 Total Return Index (reflects no deduction for fees, expenses or taxes)	25.88%	20.18%	18.63%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.99%

(1)      On or about December 1, 2025, the Fund ceased tracking the Deepwater Frontier Tech Index. Therefore, the Fund’s performance and historical returns shown for periods prior to December 1, 2025, are not indicative of the performance that the Fund, based on its current investment strategies, would have generated.

Average Annual Return, Caption [Optional Text]	Average Annual Total Return as of December 31, 2024
Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.innovatoretfs.com